Debt and Commitments - Schedule of Future Principal Repayments on Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014	$ 230
2015	39
2016	22
2017	15
2018	18
Thereafter	8
Total long-term debt	$ 332	$ 361